Net loss per unit	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Net loss per unit
18.	Net loss per unit

Net loss per unit is computed using the “two-class” method by dividing the net loss applicable to each respective class by the weighted average number of units outstanding during the period. Net losses are allocated to the Class A Founders’ Units and the Class A Units. There were no dilutive securities in 2020 and 2019 and therefore, basic and diluted net loss per unit have been presented together. There were no securities outstanding during 2020 and 2019 that were excluded from diluted net loss per unit on the basis of being anti-dilutive.

Loss per unit for the periods presented is computed as follows:

	December 26, 2020	December 28, 2019
Net loss	$(21,495)	$(24,396)
Less: preferred return on Class D Units	(1,670)	—
Net loss applicable to common unitholders	$(23,165)	$(24,396)
Net loss applicable by class of common units
Class A Founders’ Units	$(5,545)	$(5,840)
Class A Units	(17,620)	(18,556)
Net loss applicable to common unitholders	$(23,165)	$(24,396)
Weighted average outstanding units
Class A Founders’ Units	8,309,193	8,309,193
Class A Units	26,401,089	26,401,089
Basic and diluted net loss per unit applicable to unitholders:
Class A Founders’ Units	$(0.67)	$(0.70)
Class A Units	$(0.67)	$(0.70)

European Wax Center, Inc. and Subsidiaries
Net loss per unit

15. Net loss per share

Basic net loss per share of Class A common stock is computed by dividing net loss attributable to Class A common shareholders for the periods subsequent to the Reorganization Transactions by the weighted average number of shares of Class A common stock outstanding for the same period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period in which the shares were outstanding. Diluted net loss per share of Class A common stock is computed by dividing net loss attributable to Class A common shareholders by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive securities.

Prior to the Reorganization Transactions, the EWC Ventures capital structure included Class A, Class B, Class C, and Class D Units. We determined that the presentation of net income (loss) per unit for the period prior to the Reorganization Transactions would not be meaningful to the users of these unaudited condensed consolidated financial statements due to the significant nature of the Reorganization Transactions on the capital structure. Therefore, net income (loss) per unit information has not been presented for periods prior to the Reorganization Transactions.

The following table sets forth the computation of basic and diluted net loss per share of Class A common stock for the period from August 4, 2021 to September 25, 2021, which represents the period subsequent to the Reorganization Transactions:

Period of August 4 -
(in thousands, except for share and per share amounts)	September 25, 2021
Net loss	$(10,768)
Less: net loss attributable to noncontrolling interests	(5,237)
Net loss applicable to Class A common shareholders	$(5,531)
Basic and diluted weighted average outstanding shares
Class A Common Stock	31,370,186
Basic and diluted net loss per unit applicable to shareholders:
Class A Common Stock	$(0.18)

Shares of Class B common stock do not share in the earnings or losses attributable to the Company and are therefore not participating securities. As such, separate presentation of basic and diluted net loss per share of Class B common stock under the two-class method has not been presented. Shares of Class B common stock are, however, considered potentially dilutive shares of Class A common stock because shares of Class B common stock, together with the related EWC Ventures Units, are exchangeable into shares of Class A common stock on a one-for-one basis. The 32,372,542 shares of Class B common stock outstanding as of September 25, 2021 were determined to be anti-dilutive as we recorded a net loss for the period, and have therefore been excluded from the computation of diluted net income (loss) per share of Class A common stock

In addition, 322,997 stock options and 482,410 restricted stock units were excluded from the computation of diluted net income (loss) per share of Class A common stock, because the effect would have been anti-dilutive as we recorded a net loss for the period.